SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

Balance sheets:

	31-Dec
	2010	2009
	($ in thousands)
a. Accounts receivable:

1) Trade:
Open accounts	$998	$1,195
Allowance for doubtful accounts	(146)	(6)
	$852	$1,189
2) Other:
Due to government institutions	$56	$76
Receivables on account of shares			*20
Fund in respect of employee right upon retirement	8	34
Other	11
	$75	$130

* The amount was subsequently paid in January 2010.

b.	Inventory on consignment

The changes in inventory on consignment during the years ended December 31, 2010 and 2009 are as follows:

As of December 31, 2010 and 2009 Inventory on consignment included an amount of $280 thousands and $1,002 thousands, respectively related to products sales for which product returns could not be reliably estimated with the remainder relating to products sales for which returns were reliably estimated.

	Year ended December 31
	2010	2009
	($ in thousands)
Balance at beginning of year	$1,093	$1,423
Costs of revenues deferred during the year	326	421
Costs of revenues recognized during the year	(1,048)	(751)
Balance at end of year	$371	$1,093

c.	Inventories:

	December 31
	2010	2009
	($ in thousands)
Finished goods	$957	$520
Work in process	573	331
Raw materials and supplies	174	95
	$1,704	$946

d.	Accounts payable and accruals - others:

	December 31
	2010	2009
	($ in thousands)
Employees and employee institutions	$375	$395
Accrued vacation and recreation pay	147	95
Accrued expenses	632	502
Due to government institutions	100	37
Liability for employees rights upon retirement	7	30
Provision for returns	150	144
Taxes payable	98	101
	$1,509	$1,304

e.	Deferred revenues

The changes in deferred revenues during the years ended December 31, 2010 and 2009 are as follows:

	Year ended December 31
	2010	2009
	($ in thousands)
Balance at beginning of year	$1,975	$2,482
Revenue deferred during the year	320	616
Revenue recognized during the year	(1,897)	(1,123)
Balance at end of year	$398	$1,975

Statements of Operation:

f.	Financial expenses (income), net:

	Year ended December 31
	2010	2009
	($ in thousands)
Bank commissions	$83	$18
Interest income	(1)	(1)
Exchange rate differences	(33)	30
Interest expense	105	221
Gain on extinguishment of convertible loan	—	(308)
	$154	$(40)